Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Common Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	75,278,250
Subordinated Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	16,543,350